IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES
     (FORMERLY NAMED CDC NVEST CASH MANAGEMENT TRUST - MONEY MARKET SERIES)
                                  (THE "FUND")

Supplement dated June 16, 2005 to the IXIS Cash Management Trust - Money Market Series Prospectus dated September 1, 2004, as may be revised and supplemented from time to time

On May 20, 2005, the Board of Trustees of the IXIS Advisor Funds approved a reduction in the advisory fee of the Fund from 0.40% of the first $500 million of the average daily net assets of the Fund, 0.375% of the next $500 million, 0.325% of the next $500 million, 0.275% of the next $500 million and 0.225% thereafter to 0.35% of the first $250 million of the average daily net assets of the Fund, 0.33% of the next $250 million, 0.31% of the next $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million and 0.20% thereafter.

EFFECTIVE JULY 1, 2005, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE IN THE "FUND FEES & EXPENSES" SECTION OF THE PROSPECTUS ARE AMENDED AND RESTATED AS FOLLOWS:


ANNUAL FUND OPERATING  EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

-------------------------- ------------------------------------
                           IXIS CASH MANAGEMENT TRUST - MONEY
                                     MARKET SERIES*
-------------------------- ------------------------------------
-------------------------- ---------- ------------ ------------
                            CLASS A     CLASS B      CLASS C
-------------------------- ---------- ------------ ------------
-------------------------- ---------- ------------ ------------
Management fees            0.34%      0.34%        0.34%
-------------------------- ---------- ------------ ------------
-------------------------- ---------- ------------ ------------
Distribution and/or
service (12b-1) fees       None       None         None
-------------------------- ---------- ------------ ------------
-------------------------- ---------- ------------ ------------
Other expenses+            0.50%      0.50%        0.50%
-------------------------- ---------- ------------ ------------
-------------------------- ---------- ------------ ------------
Total annual fund
operating expenses         0.84%      0.84%        0.84%
-------------------------- ---------- ------------ ------------

* Expense information in the table has been restated to reflect current fees and expenses.
+ Other expenses have been restated to reflect changes to the transfer agency fees for the Fund effective January 1, 2005.


EXAMPLE

-------------- ----------------------------------------------------
                IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES*
-------------- ----------------------------------------------------
-------------- ---------- ----------------- -----------------------
                CLASS A     CLASS B (1)          CLASS C (1)
-------------- ---------- ----------------- -----------------------
-------------- ---------- ----------------- -----------------------
1 year            $86           $86                  $86
-------------- ---------- ----------------- -----------------------
-------------- ---------- ----------------- -----------------------
3 years          $268           $268                 $268
-------------- ---------- ----------------- -----------------------
-------------- ---------- ----------------- -----------------------
5 years          $466           $466                 $466
-------------- ---------- ----------------- -----------------------
-------------- ---------- ----------------- -----------------------
10 years        $1,037         $1,037               $1,037
-------------- ---------- ----------------- -----------------------

(1) Assumes CDSC does not apply to the redemption. See section
    "Exchanging Shares".
*   Reflects current fees and expenses.





                                                                      SP259-0605